LEASES (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) ft²	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Number of square feet | ft²	77,000		77,000
Lease term period	62 months		62 months
Lease expiration date	Apr. 01, 2027		Apr. 01, 2027
Operating lease options to extend, description	The Company has two options to extend the lease term for 60 months each, subject to the terms of the lease		The Company has two options to extend the lease term for 60 months each, subject to the terms of the lease.
Security deposit	$ 2,500		$ 2,500
Payment return for security deposit	1,500
Operating lease expense	500	$ 500	1,100	$ 2,000
Minimum [Member]
Lease rent expense	91		91
Maximum [Member]
Lease rent expense	$ 106		$ 106